Cash Distributions (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012
Cash Distributions [Abstract]
Declaration date	Jul. 31, 2013				Feb. 12, 2013
General Partner distribution (in dollars per unit)	$ 0.44				$ 0.38
General partnership interest in Company (in hundredths)		1.00%	1.00%	1.00%	1.00%
Percentage of distribution (in hundredths)	1.00%
Distribution date	Aug. 29, 2013				Mar. 14, 2013
Date of record	Aug. 12, 2013				Feb. 22, 2013